Consolidated Statement of Operation and Comprehensive Income Loss (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of oil and gas properties			$ 3,335
Weighted average common shares outstanding,dilutive	39,635	37,658	33,992	37,591	34,117	36,767
As Previously Reported [Member]
Weighted average common shares outstanding,dilutive			40,027		39,339